Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Pre-Effective Amendment Number	3
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company